Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10. Commitments and Contingencies
Unconditional Purchase Obligations
The Company has entered into certain long-term unconditional purchase obligations with suppliers. These agreements are non-cancellable
and specify terms, including fixed or minimum quantities to be purchased, fixed or variable price provisions, and the approximate timing of payment. Unconditional purchase obligations are as follows (in millions):

Fiscal year ending December 31:
2023	$12.5
2024	4.7
2025	2.5
2026	1.1
2027	0.4
2028 and thereafter	0.3

Total	$21.5

Litigation
The Company is subject to various legal proceedings, claims, litigation, investigations and contingencies arising out of the ordinary course of business. While the ultimate results of such suits or other proceedings against the Company cannot be predicted with certainty, we believe the resolution of these matters will not have a material effect on our results of operations, financial condition, or cash flows. If we believe the likelihood of an adverse legal outcome is probable and the amount is reasonably estimable, we accrue a liability in accordance with accounting guidance for contingencies. We consult with legal counsel on matters related to litigation and seek input both within and outside the Company.
On December 30, 2021, Mirion Technologies, Inc. agreed to settle claims for attorneys’ fees related to a demand from a purported stockholder of GSAH related to the Business Combination. The stockholder alleged that a then-proposed amendment to GSAH’s certificate of incorporation failed to provide holders of GSAH’s Class A common stock with a separate class vote with respect to a proposed increase in the number of authorized shares of GSAH’s Class A common stock. Prior to the business combination, GSAH mooted the claim by providing the requested class vote to holders of GSAH’s Class A common stock. As part of the settlement, the Company agreed to pay the stockholder’s counsel $0.7 million, and the stockholder and his counsel provided customary releases to the Company, the former directors of GSAH and certain other persons in connection with any and all claims related to the stockholder’s demand and any alleged entitlement by the stockholder’s counsel to attorneys’ fees or expenses.